Income Taxes - Summary of net deferred income tax liabilities (assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred income taxes:
Total deferred income tax assets	$ (840)	$ (989)
Total deferred income tax liabilities	78,583	98,976
Total net deferred income tax liabilities	77,743	97,987
Total deferred income tax (assets)/liabilities:
PP&E tax deductions in excess of book deductions	78,583	98,976
Other (reported as other current assets)	(840)	(989)
Total net deferred income tax liabilities	$ 77,743	$ 97,987